Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2020
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 28, 2020
Document Effective Date	Oct. 01, 2020
Prospectus Date	Oct. 01, 2020
Adaptive Income Fund | Class A Shares
Prospectus:
Trading Symbol	CAADX
Adaptive Income Fund | Class C Shares
Prospectus:
Trading Symbol	CADAX
Adaptive Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CADTX
Adaptive Fundamental Growth Fund | Class A Shares
Prospectus:
Trading Symbol	CFDAX
Adaptive Fundamental Growth Fund | Class C Shares
Prospectus:
Trading Symbol	CFGAX
Adaptive Fundamental Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CAFGX
Adaptive Growth Opportunities Fund | Class A Shares
Prospectus:
Trading Symbol	CAGOX
Adaptive Growth Opportunities Fund | Class C Shares
Prospectus:
Trading Symbol	CATDX
Adaptive Growth Opportunities Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CATEX
Adaptive Hedged High Income Fund | Class A Shares
Prospectus:
Trading Symbol	CHHAX
Adaptive Hedged High Income Fund | Class C Shares
Prospectus:
Trading Symbol	CAHIX
Adaptive Hedged High Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CHIIX
Adaptive Tactical Economic Fund | Class A Shares
Prospectus:
Trading Symbol	CAVMX
Adaptive Tactical Economic Fund | Class C Shares
Prospectus:
Trading Symbol	CMSYX
Adaptive Tactical Economic Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CMSFX
Adaptive Tactical Rotation Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CTROX
Adaptive Tactical Rotation Fund | Class C Shares
Prospectus:
Trading Symbol	CATOX
Adaptive Tactical Rotation Fund | Class A Shares
Prospectus:
Trading Symbol	CAVTX